Parent Company Statements	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Statements
Parent Company Statements
The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below. Investments in subsidiaries are accounted for using the equity method of accounting. The effective tax rate for the Parent Company is substantially less than the statutory rate due principally to tax-exempt dividends from subsidiaries.

Cash represents non-interest bearing deposits with PNB. Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $4.13 million, $5.81 million and $2.54 million in 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, shareholders’ equity reflected in the Parent Company balance sheet includes $199.4 million and $196.5 million, respectively, of undistributed earnings of the Corporation’s subsidiaries which are restricted from transfer as dividends to the Corporation.

Balance Sheets
December 31, 2015 and 2014
(In thousands)	2015	2014
Assets:
Cash	$102,416	$98,671
Investment in subsidiaries	613,383	599,855
Debentures receivable from PNB	25,000	25,000
Other investments	2,341	2,344
Other assets	23,443	23,260
Total assets	$766,583	$749,130
Liabilities:
Subordinated notes	45,000	45,000
Other liabilities	8,228	7,589
Total liabilities	53,228	52,589
Total shareholders’ equity	713,355	696,541
Total liabilities and shareholders’ equity	$766,583	$749,130

Statements of Income
for the years ended December 31, 2015, 2014 and 2013
(In thousands)	2015	2014	2013
Income:
Dividends from subsidiaries	$60,000	$60,000	$15,000
Interest and dividends	2,561	3,708	8,659
Other	560	262	531
Total income	63,121	63,970	24,190
Expense:
Other, net	12,341	13,807	13,413
Total expense	12,341	13,807	13,413
Income before federal taxes and equity in undistributed income of subsidiaries	50,780	50,163	10,777
Federal income tax benefit	4,671	4,787	2,826
Income before equity in undistributed income of subsidiaries	55,451	54,950	13,603
Equity in undistributed income of subsidiaries	25,561	29,007	63,266
Net income	$81,012	$83,957	$76,869
Other comprehensive (loss) income (1)	(2,035)	21,811	(17,901)
Comprehensive income	78,977	105,768	58,968

(1) See Consolidated Statements of Comprehensive Income for other comprehensive (loss) income detail

Statements of Cash Flows
for the years ended December 31, 2015, 2014 and 2013
(In thousands)	2015	2014	2013
Operating activities:
Net income	$81,012	$83,957	$76,869
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(25,561)	(29,007)	(63,266)
Compensation expense for issuance of treasury stock to directors	963	801	850
Share-based compensation expense	865	458	—
Decrease in other assets	(182)	(1,292)	(2,215)
Increase (decrease) in other liabilities	485	298	(2,187)
Net cash provided by operating activities	57,582	55,215	10,051
Investing activities:
Capital contribution in subsidiary	—	—	(45,000)
Repayment of investments in and advances to subsidiaries	10,000	32,000	101,960
Net cash provided by investing activities	10,000	32,000	56,960
Financing activities:
Cash dividends paid	(57,776)	(57,876)	(57,949)
Repayment of subordinated notes	—	(35,250)	—
Repurchase of treasury shares	(6,058)	(2,355)	(843)
Cash payment for fractional shares	(3)	(5)	(3)
Net cash used in financing activities	(63,837)	(95,486)	(58,795)
Increase (decrease) in cash	3,745	(8,271)	8,216
Cash at beginning of year	98,671	106,942	98,726
Cash at end of year	$102,416	$98,671	$106,942